Definition of Terms in Portfolio Name	Oct. 08, 2026
Eafe Select 20 Portfolio 20264 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. The Portfolio follows a simple investment strategy: Begin with the stocks in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) as detailed below, one of the most widely-used benchmarks for international investing. Eliminate stocks traded in Singapore to help limit exposure to uncertain political and economic conditions. Screen the remaining stocks to include only those companies with positive one- and three-year sales and earnings growth and three years of positive dividend growth. Rank the remaining stocks from the previous step by market capitalization and select the top 75%. From the stocks that remain from the previous step, buy the twenty highest dividend-yielding stocks and hold them for about one year. A company will be excluded, and its stock will be replaced with the next highest dividend-yielding stock, in the event that a stock in the initial portfolio would result in you and the Portfolio being direct or indirect shareholders of any passive foreign investment companies (“PFICs”), or, if there is any restriction on the Sponsor’s ability to purchase a company’s stock. Invesco Capital Markets, Inc., the Sponsor, implemented the strategy using information available September 30, 2026. When the Portfolio terminates, you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the MSCI EAFE Index.

Many consider the MSCI EAFESM Index to be the premier equity benchmark for global investing. The index represents approximately 672 stocks across 21 developed countries. These countries include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The final step of the strategy replaces PFICs because of the negative tax treatment which could result from such ownership. A small percentage of the MSCI EAFESM Index includes stocks that may be classified as PFICs and from time to time the stocks used to calculate hypothetical performance may include a limited number of stocks that are PFICs.

The Dow Jones Select Dividend Index Strategy Portfolio 20264 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. Invesco Capital Markets, Inc., the Sponsor, selected the Portfolio based on information provided by Horizon Investment Services, LLC (the “Portfolio Consultant”) using its Quadrix rating system. Beginning with the stocks in the Dow Jones U.S. Select Dividend Index, the strategy ranks each company from highest to lowest based on One-Year Change in Tangible Book Value, Five-Year Expected Profit Growth, Three-Year Dividend Growth and Price to Book Value. The strategy assigns each company a rank score from 1 to 100 for each of these four categories. A rank score of 100 is given to the stock with the best rank in each category (highest rank for One-Year Change in Tangible Book Value, Five-Year Expected Profit Growth, Three-Year Dividend Growth and the lowest rank for Price to Book Value), and a rank score of 1 is given to the stock with the worst rank in a particular category. The highest possible total rank score is 400 and the lowest possible total rank score is 4. The strategy then ranks the stocks by total rank score and selects the top 20 stocks, provided that no more than 12 stocks are selected from any single industry sector (as furnished by S&P Dow Jones Indices). In the event that more than 12 stocks in the initial portfolio are from a single industry sector, each such additional stock will be replaced with the stock with the next highest total rank score that is not in that same sector. A company will be excluded and its stock will be replaced with the stock with the next highest total rank score, if the company is an affiliate of the Sponsor, if there is any restriction on the Sponsor’s ability to purchase a company’s stock, or, if based on publicly available information as of September 30, 2026 (the “Selection Date”), a proposed corporate action would result in it not being the surviving company following a business combination or in its security being delisted. In addition, if two stocks are assigned the same total rank score, the stock with the lower Price to Book Value is ranked higher. When the Portfolio terminates, you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available. The strategy was implemented as of the close of business on the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the Dow Jones U.S. Select Dividend Index.

The Dow Jones U.S. Select Dividend Index is pre-screened subset of stocks selected from all dividend-paying companies in the Dow Jones U.S. Index that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings per share ratio of less than or equal to 60%, and a three-month average daily trading volume of at least 200,000 shares. The Dow Jones U.S. Index is a rules-governed, broad-market benchmark that represents approximately 95% of U.S. market capitalization.

Select S And P Industrial Portfolio 20264 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. The Portfolio follows a strategy designed by Invesco Capital Markets, Inc., the Sponsor, based on data provided by S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC (the “Data Provider”). Beginning with the S&P Industrials Index, only those stocks ranked either A or A+ by S&P Capital IQ’s Earnings and Dividend Rankings for Common Stock are selected and then all stocks in the Dow Jones Industrial Average are removed. The remaining stocks are ranked by market capitalization and the top 75% are selected. The fifteen highest dividend-yielding stocks from the previous step are selected and held for approximately one year. In addition, a company will be excluded and its stock will be replaced with the next highest dividend-yielding stock, if the company is an affiliate of the Sponsor, if there is any restriction on the Sponsor’s ability to purchase a company’s stock, or, if based on publicly available information as of September 30, 2026 (the “Selection Date”), a proposed corporate action would result in it not being the surviving company following a business combination or in its security being delisted. When the Portfolio terminates, you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available. The strategy was implemented as of the close of business on the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the S&P Industrials Index.

The S&P Industrials Index, also known as the S&P Industrials Composite Index, is a legacy index that originated prior to the adoption of GICS sector classifications. The S&P Industrials Index excludes Utilities, Financials, Real Estate, and Transportation constituents.

Select S And P Core Portfolio 20264 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. The Portfolio follows a strategy designed by Invesco Capital Markets, Inc., the Sponsor, based on data provided by S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices, LLC (the “Data Provider”). Beginning with the S&P 500 Index, the stocks are ranked by gross profit margin and the 50 stocks with the highest gross margin are selected. Any stock from the previous step not ranked either “4” or “5” by S&P Capital IQ’s Stock Appreciation Ranking System (“STARS”) are eliminated. Finally, the remaining stocks are ranked by price to sales ratio and up to twenty stocks are selected with the lowest price to sales ratios and held for approximately one year. In addition, a company will be excluded and its stock will be replaced with the stock with the next lowest price to sales ratio, if the company is an affiliate of the Sponsor, if there is any restriction on the Sponsor’s ability to purchase a company’s stock, or, if based on publicly available information as of September 30, 2026 (the “Selection Date”), a proposed corporate action would result in it not being the surviving company following a business combination or in its security being delisted. There is a possibility that the strategy could produce a portfolio of less than twenty stocks in the current Portfolio or a future trust, if available, due to a shortfall of stocks which meet all the strategy criteria. When the Portfolio terminates, you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available. The strategy was implemented as of the close of business on the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the S&P 500 Index.
Global 45 Dividend Strategy Portfolio 20264 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. The Portfolio invests in stocks of foreign and domestic companies selected by applying separate uniquely specialized strategies. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. The Portfolio combines three simple investment strategies: the Select 10 Industrial Strategy, the Select S&P Industrial Strategy, and the EAFE Select 20 Strategy. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in dividend-paying securities of foreign and domestic companies.